Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	June 30, 2024	December 31, 2023
Bakery production equipment	$1,666,077	$1,646,294
Automobiles	99,765	100,427
Office equipment and furniture	828,586	825,337
Leasehold improvements	6,552,571	6,606,385
Subtotal	9,146,999	9,178,443
Less: accumulated depreciation	(3,868,537)	(3,444,030)
Less: impairment on property and equipment	(272,350)	(272,350)
Total property and equipment, net	$5,006,112	$5,462,063